EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE
Schedule of reconciliation between basic and diluted earnings (loss) per share
	2012	2011	2010
Net earnings (loss) attributable to the company	$27,199	$(29,315)	$(14,541)
Weighted average shares used in computation of:
Basic	30,788	31,275	31,083
Assumed conversion	—	—	—
Diluted	30,788	31,275	31,083
Earnings (loss) per share attributable to the company’s common shareholders (in dollars):
Basic	$0.88	$(0.94)	$(0.47)
Diluted	$0.88	$(0.94)	$(0.47)